SUBSIDIARY EQUITY OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about equity interests classified as liabilities [Table Text Block]	Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Midstream		Data		Sustainable Resources and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Cost, beginning of year	$9,306	$8,654	$8,698	$8,309	$4,321	$3,971	$8,593	$1,131	$294	$389	$31,212	$22,454
Additions, net of disposals and assets reclassified as held for sale	(1,788)	550	312	146	511	277	(103)	51	(294)	(16)	(1,362)	1,008
Acquisitions through business combinations	180	—	134	—	9,865	—	—	7,334	—	—	10,179	7,334
Foreign currency translation	(116)	102	(145)	243	165	73	(166)	77	2	(79)	(260)	416
Cost, end of year	7,582	9,306	8,999	8,698	14,862	4,321	8,324	8,593	2	294	39,769	31,212

Accumulated fair value changes, beginning of year	2,917	2,187	1,047	857	338	317	—	—	324	416	4,626	3,777
Disposition and assets reclassified as held for sale	(1,399)	—	—	—	—	—	—	—	(244)	—	(1,643)	—
Fair value changes	134	652	48	113	70	21	—	—	(80)	6	172	792
Foreign currency translation	(26)	78	(50)	77	—	—	—	—	(2)	(98)	(78)	57
Accumulated fair value changes, end of year	1,626	2,917	1,045	1,047	408	338	—	—	(2)	324	3,077	4,626

Accumulated depreciation, beginning of year	(1,613)	(1,172)	(1,404)	(950)	(356)	(208)	(263)	(88)	(35)	(41)	(3,671)	(2,459)
Depreciation expenses	(352)	(419)	(481)	(498)	(270)	(141)	(419)	(189)	(4)	(10)	(1,526)	(1,257)
Dispositions and assets reclassified as held for sale	682	12	161	134	20	—	45	17	38	7	946	170
Foreign currency translation	11	(34)	56	(90)	(16)	(7)	8	(3)	1	9	60	(125)
Accumulated depreciation, end of year	(1,272)	(1,613)	(1,668)	(1,404)	(622)	(356)	(629)	(263)	—	(35)	(4,191)	(3,671)
Balance, end of year	$7,936	$10,610	$8,376	$8,341	$14,648	$4,303	$7,695	$8,330	$—	$583	$38,655	$32,167
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Subsidiary preferred equity units	(a)	$1,585	$1,679
Limited-life funds and redeemable fund units	(b)	1,538	1,456
Subsidiary preferred shares and capital	(c)	1,185	564
Total		$4,308	$3,699

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2021	2020
Series 1	—	6.25%	US$	$—	$586
Series 2	24,000,000	6.50%	US$	565	555
Series 3	24,000,000	6.75%	US$	546	538
New LP Preferred Units	19,273,654	6.25%	US$	474	—
Total				$1,585	$1,679
As at December 31, 2021 and 2020, the balances consist of the following:

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2021	2020
Brookfield Property Split Corp. (“BOP Split”) senior preferred shares
Series 1	842,534	5.25%	US$	$21	$21
Series 2	556,746	5.75%	C$	11	11
Series 3	781,592	5.00%	C$	15	16
Series 4	582,894	5.20%	C$	12	12
BSREP II RH B LLC (“Manufactured Housing”) preferred capital	—	9.00%	US$	—	249
Rouse Series A preferred shares	5,600,000	5.00%	US$	142	142
Brookfield India Real Estate Trust (“BIRET”)	138,181,800	See footnote[1]	US$	440	—
India Infrastructure Investment Trusts	371,800,000	See footnote[1]	INR	471	—
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares	—	5.00%	US$	—	40
BIP Investment Corporation Series 1 Senior preferred shares	4,000,000	5.85%	C$	73	73
Total				$1,185	$564
1.The dividend rate pertaining to BIRET and India Infrastructure Investment Trusts is equal to a minimum of 90% of net distributable cash flows.